ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I (Details)	12 Months Ended
Dec. 31, 2018
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I
Minimum after tax profits (as a percent)	10.00%
Reserve registered capital (as a percent)	50.00%
Restricted net assets (as a percent)	25.00%